Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	ALIMERA SCIENCES INC
Entity Central Index Key	0001267602
Document Type	8-K
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Entity Filer Category	Accelerated Filer